Retirement Plans - Summary of Expected Benefit Payments (Detail) - Supplemental Retirement Plan [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 1,520
2017	1,820
2018	528
2019	1,367
2020	1,033
2021 through 2025	5,565
Total	$ 11,833